Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of basic and diluted net income per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of basic and diluted net income per share [Abstract]
Net (loss) income attributable to ordinary shareholders of the Company	$ (2,480,719)	$ (72,878,248)	$ 5,682,024
Preferred Share Dividends	(300,000)
Net (loss) income available to ordinary shareholders	$ (2,780,719)	$ (72,878,248)	$ 5,682,024
Weighted average ordinary shares issued and outstanding
Basic (in Shares)	84,906,368	79,121,471	79,055,053
Diluted (in Shares)	84,906,368	79,121,471	79,055,053
Net (loss) income per ordinary share;
Basic (in Dollars per share)	$ (0.03)	$ (0.92)	$ 0.07
Diluted (in Dollars per share)	$ (0.03)	$ (0.92)	$ 0.07